Goodwill - Key assumptions calculation of fair value less costs of disposal (Detail) - Richards Bay Minerals [Member] $ in Millions	Dec. 31, 2019 USD ($)
5% decrease in the titanium slag price
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Corresponding decrease in FVLCD	$ 230
1% increase in the discount rate applied to post-tax cash flows
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Corresponding decrease in FVLCD	237
10% strengthening of South African rand
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Corresponding decrease in FVLCD	$ 762